Form N-1A Supplement	Dec. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated June 16, 2026 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus each dated April 30, 2026, each as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)
Effective immediately, the description of the Bloomberg Commodity Index Total Return in the “Performance Information” section of the Prospectus for the Portfolio is deleted and replaced with the following:
The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized, with the return on such collateral based on the Secured Overnight Financing Rate (SOFR).

Institutional Class [Member] | PIMCO CommodityRealReturn Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated June 16, 2026 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus each dated April 30, 2026, each as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)
Effective immediately, the description of the Bloomberg Commodity Index Total Return in the “Performance Information” section of the Prospectus for the Portfolio is deleted and replaced with the following:
The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized, with the return on such collateral based on the Secured Overnight Financing Rate (SOFR).

Administrative Class [Member] | PIMCO CommodityRealReturn Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated June 16, 2026 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus each dated April 30, 2026, each as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)
Effective immediately, the description of the Bloomberg Commodity Index Total Return in the “Performance Information” section of the Prospectus for the Portfolio is deleted and replaced with the following:
The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized, with the return on such collateral based on the Secured Overnight Financing Rate (SOFR).

Advisor Class and Class M [Member] | PIMCO CommodityRealReturn Strategy Portfolio
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
PIMCO Variable Insurance Trust
Supplement Dated June 16, 2026 to the
Administrative Class Prospectus, Institutional Class Prospectus, and Advisor Class and Class M Prospectus each dated April 30, 2026, each as supplemented from time to time (the “Prospectus”)
Disclosure Related to the PIMCO CommodityRealReturn® Strategy Portfolio (the “Portfolio”)
Effective immediately, the description of the Bloomberg Commodity Index Total Return in the “Performance Information” section of the Prospectus for the Portfolio is deleted and replaced with the following:
The Bloomberg Commodity Index Total Return is an unmanaged index composed of futures contracts on a number of physical commodities. The index is designed to be a highly liquid and diversified benchmark for commodities as an asset class. The futures exposures of the benchmark are collateralized, with the return on such collateral based on the Secured Overnight Financing Rate (SOFR).